UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23075

Nuveen High Income November 2021 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHB

Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 89.7% (100% of Total Investments)

	CORPORATE BONDS – 88.9% (99.1% of Total Investments)

	Aerospace & Defense – 2.0%

$3,500	Bombardier Inc., 144A	5.750%	3/15/22	B	$3,132,500
4,450	DigitalGlobe Inc., 144A	5.250%	2/01/21	BB	4,416,625
3,393	Triumph Group Inc.	4.875%	4/01/21	Ba3	3,236,074
11,343	Total Aerospace & Defense				10,785,199

	Airlines – 1.4%

2,250	Air Canada, 144A	7.750%	4/15/21	BB–	2,430,000
1,000	American Airlines Group Inc., 144A	5.500%	10/01/19	BB–	1,037,500
2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,272,500
1,500	United Continental Holdings Inc.	6.000%	12/01/20	BB–	1,608,750
7,000	Total Airlines				7,348,750

	Automobiles – 0.5%

2,350	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB	2,421,393

	Banks – 1.3%

3,000	CIT Group Inc.	5.375%	5/15/20	BB+	3,206,250
3,500	Popular Inc.	7.000%	7/01/19	BB–	3,605,000
6,500	Total Banks				6,811,250

	Building Products – 0.6%

3,155	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB–	3,261,481

	Capital Markets – 0.6%

3,500	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	3,465,000

	Chemicals – 1.4%

225	Huntsman International LLC	4.875%	11/15/20	B1	235,125
2,000	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	2,080,000
4,000	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	3,890,000
1,500	Tronox Finance LLC, 144A	7.500%	3/15/22	B	1,368,750
7,725	Total Chemicals				7,573,875

	Commercial Services & Supplies – 3.8%

3,905	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	4,100,250
3,895	ADT Corporation	6.250%	10/15/21	Ba2	4,235,813
2,717	APX Group, Inc.	8.750%	12/01/20	CCC+	2,662,660
1,500	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	1,575,000
3,645	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	3,991,275
2,500	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	2,731,250
500	R.R. Donnelley & Sons Company	7.000%	2/15/22	B+	518,750
18,662	Total Commercial Services & Supplies				19,814,998

	Construction & Engineering – 0.0%

125	AECOM Global II LLC / URS FOX US LP	5.000%	4/01/22	BB–	122,188

	Construction Materials – 0.6%

3,000	Cemex SAB de CV, 144A	7.250%	1/15/21	BB–	3,195,000

	Consumer Finance – 3.4%

3,500	Ally Financial Inc.	4.125%	2/13/22	BB+	3,539,375
4,410	Credit Acceptance Corporation	6.125%	2/15/21	BB	4,432,050

NUVEEN	1

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$2,000	Navient Corporation	6.625%	7/26/21	BB	$2,015,000
3,568	OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	B	3,755,320
4,000	SLM Corporation	7.250%	1/25/22	BB	4,080,000
17,478	Total Consumer Finance				17,821,745

	Containers & Packaging – 1.7%

3,000	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	6/30/21	B3	3,097,500
3,450	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	3,527,625
2,000	Owens-Brockway Glass Containers, 144A	5.000%	1/15/22	BB–	2,120,000
8,450	Total Containers & Packaging				8,745,125

	Diversified Financial Services – 3.2%

4,875	Fly Leasing Limited	6.375%	10/15/21	BB	4,948,125
3,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	2,917,500
2,500	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	2,696,875
3,100	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	3,038,000
2,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,970,000
1,157	PHH Corporation	6.375%	8/15/21	B1	1,102,043
16,632	Total Diversified Financial Services				16,672,543

	Diversified Telecommunication Services – 2.3%

4,000	CenturyLink Inc.	5.800%	3/15/22	BB+	4,100,000
5,000	Frontier Communications Corporation	8.750%	4/15/22	BB	5,100,000
3,050	Windstream Corporation	7.750%	10/01/21	BB–	3,034,750
12,050	Total Diversified Telecommunication Services				12,234,750

	Electric Utilities – 0.7%

4,000	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	3,760,000

	Electronic Equipment, Instruments & Components – 0.7%

3,500	Anixter Inc.	5.125%	10/01/21	BB+	3,661,875

	Energy Equipment & Services – 1.1%

3,323	Precision Drilling Corporation	6.625%	11/15/20	BB	3,082,083
3,000	SESI, LLC	7.125%	12/15/21	BB	2,925,000
6,323	Total Energy Equipment & Services				6,007,083

	Equity Real Estate Investment Trusts – 0.8%

3,847	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	4,047,752

	Food & Staples Retailing – 0.5%

3,000	Supervalu Inc.	6.750%	6/01/21	B	2,805,000

	Gas Utilities – 0.7%

4,000	Ferrellgas LP	6.750%	1/15/22	B	3,560,000

	Health Care Equipment & Supplies – 0.7%

3,500	Tenet Healthcare Corporation	4.375%	10/01/21	BB	3,482,500

	Health Care Providers & Services – 3.8%

1,500	Community Health Systems, Inc.	7.125%	7/15/20	B	1,394,250
4,500	Community Health Systems, Inc.	5.125%	8/01/21	BB–	4,455,000
3,500	HCA Inc.	7.500%	2/15/22	BB	4,016,250
3,750	Kindred Healthcare Inc.	6.375%	4/15/22	B–	3,553,125
3,500	Lifepoint Health Inc.	5.500%	12/01/21	Ba2	3,648,750
3,000	Select Medical Corporation	6.375%	6/01/21	B–	2,951,250
19,750	Total Health Care Providers & Services				20,018,625

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 4.3%

$2,575	1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	$2,697,313
1,330	Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	1,374,888
3,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	3,193,140
3,000	MGM Resorts International Inc.	6.625%	12/15/21	BB	3,375,000
2,850	Penn National Gaming Inc.	5.875%	11/01/21	B	2,942,625
5,505	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	5,821,534
3,000	Wynn Macau Limited, 144A	5.250%	10/15/21	Ba3	3,030,000
21,260	Total Hotels, Restaurants & Leisure				22,434,500

	Household Durables – 3.2%

4,000	Beazer Homes USA, Inc., 144A	8.750%	3/15/22	B–	4,220,000
2,500	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	2,587,500
1,150	CalAtlantic Group Inc.	6.250%	12/15/21	BB	1,263,563
2,458	KB Home	7.000%	12/15/21	B+	2,642,350
3,045	Meritage Homes Corporation	7.000%	4/01/22	Ba2	3,395,175
2,700	M-I Homes Inc.	6.750%	1/15/21	BB–	2,828,250
15,853	Total Household Durables				16,936,838

	Household Products – 0.7%

3,500	HRG Group, Inc.	7.750%	1/15/22	B	3,626,875

	Independent Power & Renewable Electricity Producers – 2.2%

2,300	Atlantica Yield PLC, 144A	7.000%	11/15/19	B+	2,311,500
5,000	DPL, Inc.	7.250%	10/15/21	BB	5,124,999
4,000	Dynegy Inc.	6.750%	11/01/19	B+	4,100,000
11,300	Total Independent Power & Renewable Electricity Producers				11,536,499

	Industrial Conglomerates – 0.7%

4,000	Icahn Enterprises Finance	5.875%	2/01/22	BB+	3,840,000

	Insurance – 0.8%

4,647	Genworth Financial Inc.	7.625%	9/24/21	Ba3	4,437,885

	Internet and Direct Marketing Retail – 0.5%

2,730	Netflix Incorporated	5.500%	2/15/22	B+	2,938,163

	Internet Software & Services – 1.2%

3,117	Cimpress NV, 144A	7.000%	4/01/22	Ba3	3,249,473
2,922	Earthlink Inc.	7.375%	6/01/20	Ba3	3,071,753
6,039	Total Internet Software & Services				6,321,226

	IT Services – 0.2%

1,000	Alliance Data Systems Corporation, 144A	6.375%	4/01/20	N/R	1,018,750

	Machinery – 1.9%

1,000	CNH Industrial Capital LLC	4.875%	4/01/21	Ba1	1,062,500
2,500	Joy Global, Inc.	5.125%	10/15/21	BB+	2,743,750
2,000	Navistar International Corporation	8.250%	11/01/21	Caa1	1,980,000
3,948	Terex Corporation	6.000%	5/15/21	BB	4,036,830
9,448	Total Machinery				9,823,080

	Media – 6.5%

1,000	Cablevision Systems Corporation	8.000%	4/15/20	B3	1,047,500
3,500	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,500,000
3,200	Clear Channel International BV, 144A	8.750%	12/15/20	BB–	3,424,000
5,000	CSC Holdings Inc.	6.750%	11/15/21	B+	5,287,499
5,000	Dish DBS Corporation	6.750%	6/01/21	Ba3	5,387,499
3,250	Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	3,355,625
3,675	Radio One Inc., 144A	7.375%	4/15/22	B	3,693,375
3,000	Regal Entertainment Group	5.750%	3/15/22	B+	3,090,000

NUVEEN	3

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$3,500	Time Inc., 144A	5.750%	4/15/22	BB–	$3,438,750
2,085	WMG Acquisition Group	6.750%	4/15/22	B–	2,210,100
33,210	Total Media				34,434,348

	Metals & Mining – 12.4%

3,500	AK Steel Corporation	7.625%	10/01/21	B–	3,368,750
3,500	Alcoa Inc.	5.870%	2/23/22	BBB–	3,762,500
5,000	Aleris International Inc., 144A	9.500%	4/01/21	B	5,387,499
3,840	Allegheny Technologies Inc.	5.950%	1/15/21	B	3,619,200
1,000	Anglo American Capital PLC, 144A	4.125%	4/15/21	BB+	1,005,000
2,000	Anglo American PLC, 144A	3.625%	5/14/20	BB	2,000,000
2,500	ArcelorMittal	7.250%	2/25/22	BB+	2,837,500
2,220	BlueScope Steel Limited Finance, 144A	6.500%	5/15/21	BB	2,347,650
2,000	Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	B	2,122,500
3,145	Constellium N.V, 144A	7.875%	4/01/21	B+	3,357,288
3,205	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	3,227,435
1,500	First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	1,387,500
2,350	First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	2,120,875
3,000	FMG Resources, 144A	9.750%	3/01/22	BBB–	3,480,000
1,665	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB–	1,515,150
2,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc.	6.750%	2/01/22	BBB–	2,045,000
1,500	Glencore Finance Canada, 144A	4.950%	11/15/21	BBB–	1,586,415
4,000	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	4,049,200
3,500	IAMGOLD Corporation, 144A	6.750%	10/01/20	B+	3,425,625
2,500	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	2,656,250
4,000	Teck Resources Limited	4.750%	1/15/22	B+	3,899,600
4,450	United States Steel Corporation, 144A	8.375%	7/01/21	BB	4,867,188
1,500	Vale Overseas Limited	4.375%	1/11/22	BBB	1,483,125
63,875	Total Metals & Mining				65,551,250

	Mortgage Real Estate Investment Trusts – 0.8%

3,940	iStar Inc.	6.500%	7/01/21	B+	3,999,100

	Multiline Retail – 0.7%

3,908	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	3,917,301

	Oil, Gas & Consumable Fuels – 7.6%

2,000	Antero Resources Corporation	5.375%	11/01/21	BB	2,025,000
3,000	CONSOL Energy Inc.	5.875%	4/15/22	B	2,760,000
2,500	Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	2,525,000
1,000	DCP Midstream LLC, 144A	4.750%	9/30/21	BB+	1,010,000
3,000	Genesis Energy LP	5.750%	2/15/21	B+	3,000,000
2,575	Northern Tier Energy LLC	7.125%	11/15/20	BB–	2,632,938
3,004	Oasis Petroleum Inc.	6.875%	3/15/22	B+	2,876,330
2,000	Petrobras Global Finance BV	8.375%	5/23/21	BB	2,191,400
3,000	Petrobras International Finance Company	5.375%	1/27/21	BB	2,970,000
1,450	Range Resources Corporation, 144A	5.750%	6/01/21	BB+	1,468,125
3,034	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB–	3,322,230
2,500	Southwestern Energy Company	4.100%	3/15/22	BB	2,268,750
2,000	Western Refining Inc.	6.250%	4/01/21	B	1,975,000
2,750	Whiting Petroleum Corporation	5.750%	3/15/21	B+	2,571,250
500	Williams Partners LP	3.600%	3/15/22	BBB–	508,725
2,500	WPX Energy Inc.	6.000%	1/15/22	B	2,468,750
3,000	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	3,348,000
39,813	Total Oil, Gas & Consumable Fuels				39,921,498

	Pharmaceuticals – 1.0%

2,500	Endo Finance LLC, 144A	5.750%	1/15/22	B	2,318,750
3,051	Valeant Pharmaceuticals International, 144A	5.625%	12/01/21	B–	2,723,018
5,551	Total Pharmaceuticals				5,041,768

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Professional Services – 0.6%

$3,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	$3,097,500

	Real Estate Management & Development – 1.4%

1,500	Crescent Communities LLC, 144A, (WI/DD)	8.875%	10/15/21	B+	1,518,750
2,450	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,517,375
3,500	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	3,489,063
7,450	Total Real Estate Management & Development				7,525,188

	Semiconductors & Semiconductor Equipment – 0.8%

4,000	Micron Technology, Inc.	5.875%	2/15/22	BB	4,105,000

	Software – 0.7%

4,000	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	3,890,000

	Specialty Retail – 0.9%

4,500	GameStop Corporation, 144A	6.750%	3/15/21	BB+	4,646,250

	Technology Hardware, Storage & Peripherals – 1.0%

3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	3,187,500
2,100	NCR Corporation	5.875%	12/15/21	BB	2,210,250
5,100	Total Technology Hardware, Storage & Peripherals				5,397,750

	Thrifts & Mortgage Finance – 0.3%

1,500	Radian Group Inc.	7.000%	3/15/21	BB	1,681,875

	Trading Companies & Distributors – 0.9%

2,375	Aircastle Limited	5.500%	2/15/22	BB+	2,562,150
2,000	Avation Capital SA, 144A	7.500%	5/27/20	B+	2,000,000
4,375	Total Trading Companies & Distributors				4,562,150

	Wireless Telecommunication Services – 5.8%

3,000	Altice Financing SA, 144A	6.500%	1/15/22	BB–	3,165,000
4,000	Digicel Limited, 144A	6.000%	4/15/21	B1	3,560,000
3,215	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	3,279,300
4,675	Hughes Satellite Systems Corporation	7.625%	6/15/21	BB–	4,984,719
3,000	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	3,127,500
2,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	2,587,500
2,000	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	2,155,000
3,000	Sprint Corporation	7.250%	9/15/21	B+	3,015,000
2,440	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,470,500
2,000	Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B	2,092,500
29,830	Total Wireless Telecommunication Services				30,437,019
$459,719	Total Corporate Bonds (cost $468,666,966)				468,737,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2% (0.2% of Total Investments)

	Machinery – 0.2%

$1,000	Navistar International Corporation	4.750%	4/15/19	CCC–	$928,125
	Total Convertible Bonds (cost $938,933)				928,125

NUVEEN	5

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 0.6% (0.7% of Total Investments)

	Argentina – 0.6%

$3,000	Republic of Argentina, 144A	6.875%	4/22/21	B	$3,265,500
	Total Emerging Markets Debt and Foreign Corporate Bonds (cost $3,281,250)				3,265,500
	Total Long-Term Investments (cost $472,887,149)				472,931,570
	Other Assets Less Liabilities – 10.3%				54,118,633
	Net Assets – 100%				$527,050,203

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$468,737,945	$—	$468,737,945
Convertible Bonds	—	928,125	—	928,125
Emerging Market Debt and Foreign Corporate Bonds	—	3,265,500	—	3,265,500
Total	$—	$472,931,570	$—	$472,931,570

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $472,887,149.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$2,121,403
Depreciation	(2,076,982)
Net unrealized appreciation (depreciation) of investments	$44,421

6	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income November 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016